SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Total	$ 444,516	$ 1,824,681	$ 695,091	$ 2,687,081
M P A R [Member]
Product Information [Line Items]
Total	53,386	1,703,884	127,112	2,395,016
O U D [Member]
Product Information [Line Items]
Total	$ 391,130	$ 120,797	$ 567,979	$ 292,065